Prima facie tax reconciliation - Summary of prima facie tax reconciliation (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Profit before taxation	$ 6,732	$ 4,956
Deduct: share of profit after tax of equity accounted units	(326)	(40)
Parent companies' and subsidiaries' profit before tax	6,406	4,916
Prima facie tax payable at UK rate of 19 per cent (2017: 19 per cent)	1,217	934
Higher rate of tax on Australian underlying earnings	553	501
Impact of items excluded in arriving at underlying earnings:
Impairment charges	(2)	(32)
Gains and losses on consolidation and disposal of businesses	(3)	(6)
Exchange and gains/losses on derivatives	20	41
Tax charge relating to expected divestments	472
Other exclusions		16
Impact of changes in tax rates and laws		17
Other tax rates applicable outside the UK and Australia on underlying earnings	(55)	(19)
Resource depletion and other depreciation allowances	(16)	(19)
Write-down of previously recognised deferred tax assets		203
Other items	47	33
Total taxation charge	$ 2,233	$ 1,669